Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value - Valuation Model of Warrants (Details) € / shares in Units, $ / shares in Units, € in Thousands					6 Months Ended	12 Months Ended
		Apr. 14, 2016 USD ($) $ / shares	May 28, 2013 USD ($) $ / shares	Mar. 28, 2012 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Jun. 30, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares		Apr. 14, 2016 EUR (€)	May 28, 2013 EUR (€)	Mar. 28, 2012 EUR (€)
Expected volatility rates	[1],[2]				57.40%	60.60%
Weighted-average exercise price (€) (in EUR per share) | € / shares							€ 2.39	€ 3.22	[2]
Risk-free interest rate					0.02%	0.01% [2]
March 2012 Investor Warrants [member]
Expected volatility rates				120.00%		60.20%
Dividend rates				0.00%		0.00%
Unit fair value (in dollars per share)				$ 1.55		$ 0.69
Total fair value (in thousand)				$ 2,170		$ 675,000		€ 1,640				€ 1,629
Share price at closing date (in dollars per share)				$ 1.95		$ 3.28
Weighted-average exercise price (€) (in EUR per share)				$ 2.75		$ 2.75
Risk-free interest rate				105.00%		0.00%
May 2013 Investor Warrants [Member]
Expected volatility rates			71.00%		57.40%	60.20%
Dividend rates			0.00%		0.00%	0.00%
Unit fair value (in dollars per share)			$ 2.35		$ 0.60	$ 0.79
Total fair value (in thousand)			$ 3,525		$ 899,000	$ 1,179,000	788	1,119			€ 2,725
Share price at closing date (in dollars per share)			$ 3.96		$ 3.30	$ 3.28
Weighted-average exercise price (€) (in EUR per share)			$ 4.25		$ 4.25	$ 4.25
Risk-free interest rate			1.07%		0.00%	0.00%
April 2016 Investor Warrants [Member]
Expected volatility rates		60.20%			57.40%	60.20%
Dividend rates		0.00%				0.00%
Unit fair value (in dollars per share)		$ 1.09			$ 0.50	$ 0.69
Total fair value (in thousand)		$ 3,579			$ 1,651,000	$ 2,279,000	€ 1,447	€ 2,162		€ 3,168
Share price at closing date (in dollars per share)		$ 3.64			$ 3.30	$ 3.28
Weighted-average exercise price (€) (in EUR per share)		$ 4.50			$ 4.50	$ 4.50
Risk-free interest rate		0.00%			0.00%	0.00%

[1]	Historical volatility calculated over 10 years.
[2]	The Company did not make any grants during the years ended December 31, 2015 and 2014.